UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2015

Date of reporting period: July 31, 2015

Item 1.	Schedule of Investments

Schedule of Investments July 31, 2015	(Unaudited)

LSV Conservative Value Equity Fund	Shares	Value (000)
Common Stock (98.0%)
Aerospace & Defense (3.2%)
Boeing	2,900	$418
General Dynamics	1,800	268
L-3 Communications Holdings, Cl 3	2,600	300
Northrop Grumman	4,000	692
Orbital ATK	1,500	106
Raytheon	3,300	360
Triumph Group	4,100	221
United Technologies	5,000	502

		2,867

Agricultural Operations (0.6%)
Archer-Daniels-Midland	11,900	564

Agricultural Products (0.7%)
Bunge	4,900	391
Ingredion	3,100	274

		665

Air Freight & Logistics (0.6%)
FedEx	3,200	549

Aircraft (1.2%)
Alaska Air Group	4,800	363
Delta Air Lines	9,600	426
Southwest Airlines	8,000	290

		1,079

Apparel Retail (0.3%)
Gap	6,400	234

Asset Management & Custody Banks (0.9%)
Ameriprise Financial	2,500	314
State Street	6,300	482

		796

Automotive (3.2%)
American Axle & Manufacturing Holdings*	12,100	242
Autoliv	1,000	105
Cooper Tire & Rubber	7,900	260
Ford Motor	56,800	843
General Motors	26,000	819
Goodyear Tire & Rubber	9,600	289
Lear	3,000	312

		2,870

Automotive Retail (0.3%)
Group 1 Automotive	2,600	252

Banks (10.2%)
Bank of America	66,700	1,193
CIT Group	7,500	353
Fifth Third Bancorp	16,900	356
Huntington Bancshares	27,400	320
JPMorgan Chase	35,700	2,446
Keycorp	26,500	393
PNC Financial Services Group	7,100	697
Regions Financial	35,300	367
SunTrust Banks	11,500	510
US Bancorp	7,300	330

	Shares	Value (000)
Banks (continued)
Wells Fargo	36,400	$2,106

		9,071

Biotechnology (1.0%)
Amgen	2,200	389
Baxalta	4,700	154
Gilead Sciences	2,900	342

		885

Broadcasting, Newspapers & Advertising (0.3%)
TEGNA	8,600	251

Chemicals (2.0%)
Celanese, Cl A	6,500	429
Dow Chemical	16,300	767
Huntsman	8,700	165
LyondellBasell Industries, Cl A	4,000	375

		1,736

Commercial Printing (0.2%)
RR Donnelley & Sons	10,100	177

Computer & Electronics Retail (0.6%)
Best Buy	9,400	303
GameStop, Cl A	5,600	257

		560

Computers & Services (4.9%)
Apple	3,300	400
CA	4,500	131
Computer Sciences	4,900	320
EMC	21,200	570
Hewlett-Packard	26,800	818
Microsoft	18,200	850
Oracle	4,600	184
Seagate Technology	4,700	238
Symantec	18,900	430
Western Digital	4,300	370

		4,311

Consumer Discretionary (1.3%)
Procter & Gamble	15,000	1,150

Diversified Metals & Mining (0.1%)
Freeport-McMoRan	8,700	102

Diversified REIT’s (0.4%)
Duke Realty	18,800	379

Electrical Services (8.0%)
Ameren	7,900	325
American Electric Power	15,900	899
Consolidated Edison	6,700	426
Duke Energy	5,000	371
Edison International	9,100	546
Entergy	5,200	369
Exelon	12,200	391
General Electric	71,200	1,858
Pinnacle West Capital	5,900	364
Public Service Enterprise Group	17,100	713
SCANA	9,100	499
Southern	7,100	318

		7,079

Schedule of Investments July 31, 2015	(Unaudited)

LSV Conservative Value Equity Fund	Shares	Value (000)
Fertilizers & Agricultural Chemicals (0.8%)
CF Industries Holdings	6,100	$361
Mosaic	9,100	391

		752

Financial Services (5.2%)
American Express	4,500	342
Capital One Financial	8,000	650
Citigroup	22,400	1,310
Discover Financial Services	3,900	218
Goldman Sachs Group	6,200	1,271
Morgan Stanley	13,400	521
Navient	17,400	273

		4,585

Food, Beverage & Tobacco (0.5%)
Tyson Foods, Cl A	8,100	359
Universal	1,400	80

		439

General Merchandise Stores (0.4%)
Target	4,500	368

Health Care Equipment (0.6%)
Baxter International	4,700	188
Medtronic	4,500	353

		541

Health Care Facilities (0.6%)
HCA Holdings*	6,000	558

Health Care Services (0.6%)
Quest Diagnostics	6,800	502

Homefurnishing Retail (0.3%)
Bed Bath & Beyond*	4,000	261

Household Products, Furniture & Fixtures (0.5%)
Whirlpool	2,300	409

Independent Power Producers & Energy Traders (0.3%)
AES	18,800	241

Insurance (8.8%)
ACE	2,700	294
Aetna	5,700	644
Aflac	3,700	237
Allstate	8,700	600
American International Group	5,800	372
Anthem	4,100	633
Assurant	3,600	268
Chubb	4,600	572
CIGNA	1,800	259
Hartford Financial Services Group	9,100	433
Lincoln National	6,800	383
MetLife	15,300	853
Prudential Financial	5,500	486
Travelers	4,800	509
UnitedHealth Group	3,900	473
Unum Group	9,900	355
XL Group, Cl A	10,400	395

		7,766

	Shares	Value (000)
IT Consulting & Other Services (0.9%)
International Business Machines	4,800	$778

Machinery (2.1%)
AGCO	4,900	270
Caterpillar	7,900	621
Deere	5,800	548
Oshkosh	4,400	161
Parker Hannifin	2,300	259

		1,859

Metal & Glass Containers (0.1%)
Owens-Illinois*	5,800	124

Mortgage REIT’s (0.3%)
Annaly Capital Management	29,100	290

Motorcycle Manufacturers (0.4%)
Harley-Davidson	5,400	315

Multimedia (0.2%)
Viacom, Cl B	3,600	205

Multi-Sector Holdings (1.8%)
Berkshire Hathaway, Cl B*	11,100	1,584

Office Electronics (0.4%)
Xerox	32,200	355

Office Equipment (0.2%)
Pitney Bowes	7,700	161

Office REIT’s (0.3%)
Brandywine Realty Trust	17,800	245

Oil & Gas Equipment & Services (1.0%)
Cameron International*	6,700	338
Halliburton	3,100	129
National Oilwell Varco	10,200	430

		897

Paper & Paper Products (0.7%)
Domtar	7,800	317
International Paper	6,800	325

		642

Paper Packaging (0.4%)
Avery Dennison	5,300	323
WestRock	1,114	70

		393

Petroleum & Fuel Products (9.4%)
Apache	3,300	151
California Resources	4,160	18
Chevron	15,900	1,407
ConocoPhillips	6,600	332
Exxon Mobil	35,700	2,828
Helmerich & Payne	2,700	156
HollyFrontier	11,000	531
Marathon Petroleum	6,700	366
Murphy Oil	5,700	187
Nabors Industries	13,900	161
Phillips 66	8,100	644

Schedule of Investments July 31, 2015	(Unaudited)

LSV Conservative Value Equity Fund	Shares	Value (000)
Petroleum & Fuel Products (continued)
Occidental Petroleum	3,800	$267
Rowan, Cl A	17,400	300
Tesoro	3,700	360
Valero Energy	9,900	649

		8,357

Petroleum Refining (0.3%)
Hess	4,600	272

Pharmaceuticals (7.6%)
AbbVie	4,200	294
Johnson & Johnson	24,600	2,465
Merck	23,800	1,403
Pfizer	71,500	2,579

		6,741

Printing & Publishing (0.2%)
Gannett	4,300	54
Lexmark International, Cl A	4,400	150

		204

Railroads (0.5%)
Norfolk Southern	5,000	422

Reinsurance (1.5%)
Everest Re Group	1,700	312
Montpelier Re Holdings	6,000	256
PartnerRe	2,400	326
Reinsurance Group of America, Cl A	1,700	164
Validus Holdings	5,200	241

		1,299

Retail (2.2%)
Kohl’s	6,400	393
Kroger	8,000	314
Macy’s	6,000	414
Wal-Mart Stores	11,000	792

		1,913

Semi-Conductors/Instruments (1.7%)
Intel	51,500	1,491

Specialized REIT’s (1.5%)
DuPont Fabros Technology	7,700	232
GEO Group	6,100	231
Hospitality Properties Trust	8,900	244
LaSalle Hotel Properties	5,500	183
Omega Healthcare Investors	12,500	453

		1,343

Telephones & Telecommunications (5.7%)
AT&T	52,141	1,812
Cisco Systems	57,100	1,623
Corning	26,000	485
Harris	2,100	174
Juniper Networks	13,300	378
QUALCOMM	5,200	335
Verizon Communications	4,900	229

		5,036

Total Common Stock
(Cost $71,631)		86,925

	Face Amount (000)	Value (000)
Repurchase Agreement (1.9%)
Morgan Stanley 0.080%, dated 07/31/15, to be repurchased on 08/03/15, repurchase price $1,681 (collateralized by various US Treasury Notes, par values ranging from $1 to $1,570, 0.625% — 3.000%, 12/31/16 to 05/15/45; with a total market value of $1,715)	$1,681	$1,681

Total Repurchase Agreement
(Cost $1,681)		1,681

Total Investments — 99.9%
(Cost $73,312)†		$88,606

Percentages are based on Net Assets of $88,672 (000).

Cl — Class

REIT — Real Estate Investment Trust

*	Non-income producing security.

†	At July 31, 2015, the tax basis cost of the Fund’s investments was $73,312(000), and the unrealized appreciation and depreciation were $18,795(000) and ($3,501(000)) respectively.

The following is a list of the level of inputs used as of July 31, 2015, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$86,925	$—	$—	$86,925
Repurchase Agreement	—	1,681	—	1,681
Total Investments in Securities	$86,925	$1,681	$—	$88,606

For the period ended July 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended July 31, 2015, there were no level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

LSV-QH-002-1800

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 28, 2015

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 28, 2015